Borrowings - Schedule of Finance Costs (Income), Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Borrowings [abstract]
Interest on acquisition-related consideration	$ 0	$ 0	$ 0	$ 16
Interest on lease obligations	72	45	214	86
Commitment costs on amended facility	59	58	97	58
Interest income	(8)	(302)	(267)	(1,549)
Interest on borrowings	1,274	1	2,847	1
Finance income, net	$ 1,397	$ (198)	$ 2,891	$ (1,388)